Investments in Associates and Joint Ventures - Investments of PLDT in VTI, Bow Arken and Brightshare - Additional Information (Details)	Dec. 15, 2017 PHP (₱) shares	May 30, 2017	Feb. 28, 2017 PHP (₱) shares	Dec. 01, 2016	May 30, 2016 PHP (₱) Tranche	Dec. 31, 2025 PHP (₱)	Sep. 02, 2025 PHP (₱) shares	Dec. 31, 2024 PHP (₱)	Dec. 31, 2023 PHP (₱)	May 29, 2017 PHP (₱)
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity interest acquired					50.00%
Percentage of acquiring other interest					50.00%
Total consideration transferred					₱ 52,800,000,000
Number of tranches | Tranche					3
Assumed liabilities					₱ 17,200,000,000
Amount advanced to cover working capital requirements										₱ 2,600,000,000
Outstanding advances									₱ 11,359,000,000
2,760,000 Subscribed Preferred Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares			2,800,000
Subscribed per share			₱ 4,000
Subscription share price			₱ 11,040,000,000
800,000 Subscribed Preferred Shares [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares	600,000		800,000
Subscribed per share	₱ 5,000		₱ 4,000
Subscription share price	₱ 3,000,000,000		3,200,000,000
Subscribed payment			₱ 148,000,000
Advances outstanding to cover assumed liabilities and working capital requirements of acquired companies						₱ 0		₱ 69,000,000
Vega Telecom Inc [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Outstanding advances									11,038,000,000
Number of redeemable preferred shares issued. | shares							265,420
Number of redeemable preferred shares issued per party | shares							132,710
Redemption price per share							₱ 4,000
Aggregate redemption price							1,062,000,000
Aggregate Redemption Price Per Party							₱ 531,000,000
Refund of Capital Contributions						138,000,000
Refund of capital contributions per party						₱ 69,000,000
Bow Arken Holdings Company [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Outstanding advances									238,000,000
Brightshare Holdings Inc [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Equity interest acquired					50.00%
Outstanding advances									₱ 83,000,000
Tranche One [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition					50.00%
Tranche Two [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition				25.00%
Tranche Three [Member]
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition		25.00%